Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—9.2%
13,395		Activision Blizzard, Inc.	$1,047,355
9,974	[1]	Alphabet, Inc., Class A	29,532,216
65,486	[1]	Cars.com, Inc.	852,628
12,354		Electronic Arts, Inc.	1,732,649
26,069	[1]	Facebook, Inc.	8,435,146
69,931		News Corp., Inc., Class A	1,601,420
53,605		ViacomCBS, Inc., Class B	1,941,573
		TOTAL	45,142,987
		Consumer Discretionary—11.4%
5,124		Advance Auto Parts, Inc.	1,155,564
964	[1]	Amazon.com, Inc.	3,251,022
564	[1]	AutoZone, Inc.	1,006,650
9,861	[1]	Burlington Stores, Inc.	2,724,496
5,677	[1]	CROCs, Inc.	916,552
12,266		Dick’s Sporting Goods, Inc.	1,523,560
12,125		Domino’s Pizza, Inc.	5,928,761
2,457	[1]	DoorDash, Inc.	478,624
1,571	[1]	Expedia Group, Inc.	258,288
3,734	[1]	Floor & Decor Holdings, Inc.	507,525
35,900		Ford Motor Co.	613,172
53,197	[1]	Goodyear Tire & Rubber Co.	1,017,127
1,730		Home Depot, Inc.	643,110
3,041		Kohl’s Corp.	147,580
2,114	[1]	LGI Homes, Inc.	315,620
395	[1]	Lululemon Athletica, Inc.	184,074
169,981		Macy’s, Inc.	4,499,397
9,349		McDonald’s Corp.	2,295,647
7,463	[1]	O’Reilly Automotive, Inc.	4,644,374
11,347	[1]	SeaWorld Entertainment, Inc.	720,534
20,795		Starbucks Corp.	2,205,726
24,338		Target Corp.	6,318,632
4,557	[1]	Tesla, Inc.	5,076,498
6,305	[1]	Ulta Beauty, Inc.	2,316,205
1,586		Wingstop, Inc.	273,537
19,618	[1]	YETI Holdings, Inc.	1,929,038
37,053		Yum! Brands, Inc.	4,629,402
		TOTAL	55,580,715
		Consumer Staples—3.9%
36,107	[1]	BJ’s Wholesale Club Holdings, Inc.	2,110,093
11,660		Costco Wholesale Corp.	5,731,357
4,686		Estee Lauder Cos., Inc., Class A	1,519,810
3,429		Hershey Foods Corp.	601,275
42,853		Kroger Co.	1,714,977
23,535		Molson Coors Beverage Company, Class B	1,037,658
21,802		PepsiCo, Inc.	3,523,203
31,881		Philip Morris International, Inc.	3,014,030
		TOTAL	19,252,403

Shares			Value
		COMMON STOCKS—continued
		Energy—2.3%
4,297		Cheniere Energy, Inc.	$444,310
14,278		Continental Resources, Inc.	696,909
46,821		EOG Resources, Inc.	4,329,070
17,376		Helmerich & Payne, Inc.	539,351
63,055		Marathon Oil Corp.	1,029,058
49,372		Marathon Petroleum Corp.	3,255,096
13,010		Occidental Petroleum Corp.	436,225
6,339		Targa Resources, Inc.	346,553
		TOTAL	11,076,572
		Financials—12.4%
765	[1]	Alleghany Corp.	498,306
35,937		Allstate Corp.	4,444,329
57,314		Ally Financial, Inc.	2,736,170
91,924		Bank of New York Mellon Corp.	5,441,901
5,368		Fidelity National Financial, Inc.	257,181
35,342		Interactive Brokers Group, Inc., Class A	2,503,981
21,051		KKR & Co., Inc., Class Common	1,677,133
310	[1]	Markel Corp.	407,070
16,704		MSCI, Inc., Class A	11,106,155
12,694		NASDAQ, Inc.	2,664,090
43,356		Northern Trust Corp.	5,334,522
37,749		Prudential Financial, Inc.	4,154,277
1,662		Signature Bank	494,977
84,657		State Street Corp.	8,342,947
24,637		The Travelers Cos., Inc.	3,963,601
40,471		Tradeweb Markets, Inc.	3,605,966
1,290	[1]	Upstart Holdings, Inc.	415,432
38,383		Zions Bancorporation, N.A.	2,417,745
		TOTAL	60,465,783
		Health Care—14.1%
96,457		AbbVie, Inc.	11,060,724
23,240		Amgen, Inc.	4,809,983
40,396	[1]	AnaptysBio, Inc.	1,329,028
4,557		Anthem, Inc.	1,982,887
47,299	[1]	Avantor, Inc.	1,909,934
1,025	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	145,878
11,158		Bruker Corp.	895,987
5,128		Cerner Corp.	380,959
15,619		CVS Health Corp.	1,394,464
11,731	[1]	Davita, Inc.	1,211,109
6,122	[1]	Envista Holdings Corp.	239,370
3,664		Humana, Inc.	1,697,018
26,976	[1]	IQVIA Holdings, Inc.	7,052,066
29,640		Johnson & Johnson	4,827,763
38,540		McKesson Corp.	8,011,695
35,512		Merck & Co., Inc.	3,126,832
37,635	[1]	Myriad Genetics, Inc.	1,158,029
6,423	[1]	Progyny, Inc.	394,565
5,032	[1]	Shockwave Medical, Inc.	1,075,338
3,995	[1]	United Therapeutics Corp.	762,086
8,352	[1]	Veeva Systems, Inc.	2,647,668
31,451	[1]	Vertex Pharmaceuticals, Inc.	5,816,234

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
816	[1]	Waters Corp.	$299,921
30,451		Zoetis, Inc.	6,583,506
		TOTAL	68,813,044
		Industrials—8.5%
10,871		AGCO Corp.	1,328,545
11,211	[1]	Alaska Air Group, Inc.	591,941
18,086		Allegion PLC	2,320,434
18,699	[1]	Astronics Corp.	241,217
5,977	[1]	Avis Budget Group, Inc.	1,035,874
75,913		Carrier Global Corp.	3,964,936
28,412	[1]	CIRCOR International, Inc.	810,878
12,880		Fortune Brands Home & Security, Inc.	1,306,032
5,908	[1]	Generac Holdings, Inc.	2,945,492
7,614		General Electric Co.	798,480
117,749	[1]	KAR Auction Services, Inc.	1,727,378
5,425		Lennox International, Inc.	1,623,594
7,649		Manpower, Inc.	739,276
37,452		Masco Corp.	2,454,979
135,828		Otis Worldwide Corp.	10,908,347
37,735		Ryder System, Inc.	3,205,588
7,761		Spirit AeroSystems Holdings, Inc., Class A	320,452
11,956	[1]	SPX Corp.	694,524
7,179		TransUnion	827,667
30,243	[1]	XPO Logistics, Inc.	2,594,849
10,948		Xylem, Inc.	1,429,699
		TOTAL	41,870,182
		Information Technology—28.0%
1,245		Accenture PLC	446,694
16,358		Alliance Data Systems Corp.	1,394,520
6,095	[1]	Ambarella, Inc.	1,132,634
103,584		Apple, Inc.	15,516,883
8,890	[1]	Arista Networks, Inc.	3,642,144
35,739	[1]	Arrow Electronics, Inc.	4,136,789
10,232	[1]	Asana, Inc.	1,389,506
11,440	[1]	Atlassian Corp. PLC	5,241,007
49,479		Bentley Systems, Inc.	2,926,683
8,490		Broadcom, Inc.	4,513,878
21,864	[1]	Cirrus Logic, Inc.	1,766,830
9,387	[1]	CloudFlare, Inc.	1,827,837
9,243	[1]	Commvault Systems, Inc.	568,445
13,318	[1]	Crowdstrike Holdings, Inc.	3,753,012
29,188	[1]	Datadog, Inc.	4,875,855
8,511	[1]	Dropbox, Inc.	259,500
91,114	[1]	DXC Technology Co.	2,967,583
13,224	[1]	Dynatrace Holdings LLC	991,800
19,380	[1]	EPAM Systems, Inc.	13,047,391
8,856	[1]	FleetCor Technologies, Inc.	2,191,063
29,000	[1]	Fortinet, Inc.	9,753,860
1,816	[1]	Gartner, Inc., Class A	602,749
4,262	[1]	Globant SA	1,360,388
17,451		Hewlett Packard Enterprise Co.	255,657
50,473		HP, Inc.	1,530,846

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,288	[1]	HubSpot, Inc.	$7,525,416
46,303		Intel Corp.	2,268,847
8,352	[1]	MA-COM Technology Solutions Holdings, Inc.	583,137
4,695		Mastercard, Inc.	1,575,266
47,297		Microsoft Corp.	15,684,631
6,681	[1]	Nutanix, Inc.	229,225
1,234		NVIDIA Corp.	315,497
1,876	[1]	Palo Alto Networks, Inc.	955,053
21,076		Paychex, Inc.	2,598,249
9,396	[1]	Paylocity Corp.	2,867,095
40,911	[1]	Plantronics, Inc.	1,094,778
36,742		Qualcomm, Inc.	4,888,156
2,415	[1]	Rapid7, Inc.	310,931
602	[1]	ServiceNow, Inc.	420,052
17,250		Visa, Inc., Class A	3,653,033
66,109		Western Union Co.	1,204,506
19,682		Xerox Holdings Corp.	350,340
13,361	[1]	Zscaler, Inc.	4,260,288
		TOTAL	136,878,054
		Materials—2.9%
83,199		Alcoa Corp.	3,822,994
46,545	[1]	Allegheny Technologies, Inc.	749,375
55,896	[1]	Berry Global Group, Inc.	3,663,424
138,595		Chemours Co./The	3,883,432
34,432		Dow, Inc.	1,927,159
2,676	[1]	Ingevity Corp.	208,487
		TOTAL	14,254,871
		Real Estate—4.2%
11,565		Coresite Realty Corp.	1,647,550
967		Crown Castle International Corp.	174,350
28,237		Extra Space Storage, Inc.	5,573,137
12,177		Iron Mountain, Inc.	555,758
76,810		Macerich Co. (The)	1,389,493
122,119		National Storage Affiliates Trust	7,627,553
8,801		SBA Communications, Corp.	3,039,249
8,122		SL Green Realty Corp.	569,108
		TOTAL	20,576,198
		Utilities—1.2%
2,309		Entergy Corp.	237,873
48,448		Exelon Corp.	2,576,949
37,132		OGE Energy Corp.	1,265,087
30,996		Public Service Enterprises Group, Inc.	1,977,545
		TOTAL	6,057,454
		TOTAL COMMON STOCKS (IDENTIFIED COST $355,884,137)	479,968,263
		INVESTMENT COMPANY—1.8%
8,895,653		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2] (IDENTIFIED COST $8,897,432)	8,898,322
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $364,781,569)	488,866,585
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	376,588
		TOTAL NET ASSETS—100%	$489,243,173

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 7/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income
Health Care:
AnaptysBio, Inc.	$928,300	$—	$—	$400,728	$—	$1,329,028	40,396	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$928,300	$—	$—	$400,728	$—	$1,329,028	40,396	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares
Value as of 7/31/2021	$7,662,074
Purchases at Cost	$31,509,214
Proceeds from Sales	$(30,272,265)
Change in Unrealized Appreciation/Depreciation	$890
Net Realized Gain/(Loss)	$(1,591)
Value as of 10/31/2021	$8,898,322
Shares Held as of 10/31/2021	8,895,653
Dividend Income	$856

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.